PARTNERSHIP CAPITAL - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions								1 Months Ended		12 Months Ended
	Jul. 17, 2019 USD ($) $ / shares shares	Sep. 12, 2018 USD ($) shares	Sep. 12, 2018 CAD ($) $ / shares shares	Jan. 23, 2018 USD ($) shares	Jan. 23, 2018 CAD ($) $ / shares shares	Jan. 26, 2017 USD ($) shares	Jan. 26, 2017 CAD ($) $ / shares shares	Jul. 31, 2019 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) day $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Schedule of Partnership Units [Line Items]
Partnership units issued, net of costs and repurchases										$ 781,000,000	$ (16,000,000)	$ 992,000,000
Repurchased and cancelled										$ 29,000,000	31,000,000
Volume weighted average of trading price, number of trading days | day										5
Unit issuance (note 27)										$ 809,000,000	588,000,000	$ 1,212,000,000
Exchange LP unit conversion, value										$ 0	$ 232,000,000
Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares										0	18,000,000	12,000,000
Repurchased and cancelled										$ 1,000,000	$ (1,000,000)
Unit issuance (note 27)										$ 0	$ 342,000,000	$ 220,000,000
Repurchased and cancelled (in shares) | shares										0	100,000	0
Repurchased and cancelled										$ (1,000,000)	$ (1,000,000)	$ 0
Preferred Unitholders Capital | Series 11 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares		10,000,000	10,000,000
Number of share issued, price per share | $ / shares			$ 25
Partnership units issued, net of costs and repurchases		$ 190,000,000	$ 250
Share issue related cost		$ 1,000,000
Quarterly fixed distribution rate		5.10%	5.10%
Underwriting related cost		$ 4,000,000
Preferred Unitholders Capital | Series 9 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares				8,000,000	8,000,000
Number of share issued, price per share | $ / shares					$ 25
Partnership units issued, net of costs and repurchases				$ 161,000,000	$ 200
Share issue related cost				$ 1,000,000
Quarterly fixed distribution rate				5.00%	5.00%
Underwriting related cost				$ 4,000,000
Preferred Unitholders Capital | Series 7 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares						12,000,000	12,000,000
Number of share issued, price per share | $ / shares							$ 25
Partnership units issued, net of costs and repurchases						$ 225,000,000	$ 300
Share issue related cost						$ 1,000,000
Quarterly fixed distribution rate						5.00%	5.00%
Underwriting related cost						$ 5,000,000
Special General Partner
Schedule of Partnership Units [Line Items]
Partnership distributions										$ 158,000,000	$ 136,000,000	$ 113,000,000
Special General Partner | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares										0	0	0
Repurchased and cancelled (in shares) | shares										0	0	0
Repurchased and cancelled										$ 0	$ 0	$ 0
Weighted average number of shares outstanding | shares										1,600,000	1,600,000	1,600,000
Unit issuance (note 27)										$ 0	$ 0	$ 0
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Schedule of Partnership Units [Line Items]
Increase in equity	$ 8,000,000								$ 6,000,000
Unit issuance (note 27)										$ 250,000,000	$ 0	$ 300,000,000
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares								6,100,000	7,400,000	6,100,000	0	7,400,000
Partnership units issued, net of costs and repurchases								$ 250,000,000	$ 300,000,000
Weighted average number of shares outstanding | shares										118,600,000	115,800,000	110,600,000
Unit issuance (note 27)										$ 250,000,000	$ 0	$ 300,000,000
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Partners' capital | Holding LP
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares) | shares										122,000,000
Limited Partners
Schedule of Partnership Units [Line Items]
Repurchased and cancelled										$ 28,000,000	$ 30,000,000
Limited partners | $ / shares										$ 0.07	$ 0.59	$ (0.04)
Unit issuance (note 27)										$ 559,000,000	$ 14,000,000	$ 692,000,000
Limited Partners | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares	13,500,000								16,600,000	13,800,000	300,000	17,200,000
Number of share issued, price per share | $ / shares	$ 42.50								$ 42
Partnership units issued, net of costs and repurchases	$ 575,000,000								$ 700,000,000
Share issue related cost	$ 24,000,000								$ 28,000,000
Repurchased and cancelled (in shares) | shares										800,000	900,000	0
Repurchased and cancelled										$ 28,000,000	$ 30,000,000	$ 0
Share repurchase related cost										$ 1,000,000	$ 1,000,000	$ 0
Dividend reinvestment plan, unit issued (less than) | shares										1,000,000	1,000,000	1,000,000
Dividend reinvestment plan, proceeds										$ 8,000,000	$ 14,000,000	$ 20,000,000
Weighted average number of shares outstanding | shares										285,600,000	276,900,000	264,600,000
Unit issuance (note 27)										$ 559,000,000	$ 14,000,000	$ 692,000,000
Non-controlling interest— Exchange LP Units | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares										0	5,700,000	0
Unit issuance (note 27)										$ 0	$ 232,000,000	$ 0
Exchange LP conversion (in shares) | shares										3,200,000	1,300,000	0
Exchange LP unit conversion, value										$ 53,000,000	$ 20,000,000	$ 0
Incentive Distribution, $0.203 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares										$ 0.203
Distribution rights entitle as percent, threshold										15.00%
Incentive Distribution, $0.22 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares										$ 0.22
Distribution rights entitle as percent, threshold										25.00%